Expense Example {- Emerging Markets Portfolio} - 02.28 VIP Emerging Markets Portfolio Initial, Service, Service 2 PRO-09 - Emerging Markets Portfolio	Apr. 30, 2021 USD ($)
VIP Emerging Markets Portfolio-Initial VIP
Expense Example:
1 year	$ 94
3 years	293
5 years	509
10 years	1,131
VIP Emerging Markets Portfolio-Service VIP
Expense Example:
1 year	104
3 years	325
5 years	563
10 years	1,248
VIP Emerging Markets Portfolio-Service 2 VIP
Expense Example:
1 year	119
3 years	372
5 years	644
10 years	$ 1,420